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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10159
Columbia Technology Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2005 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks – 94.9%
CONSUMER DISCRETIONARY – 10.0%
Hotels, Restaurants & Leisure – 0.5%
	Sportingbet PLC (a)	50,460	263,427
	Hotels, Restaurants & Leisure Total		263,427
Household Durables – 1.2%
	Garmin Ltd.	4,600	204,010
	Sony Corp., ADR	10,900	406,243
	Household Durables Total		610,253
Internet & Catalog Retail – 4.1%
	Blue Nile, Inc. (a)	9,555	285,599
	eBay, Inc. (a)	19,790	752,218
	Netflix, Inc. (a)(b)	31,960	456,708
	Provide Commerce, Inc. (a)	27,464	634,693
	Internet & Catalog Retail Total		2,129,218
Leisure Equipment & Products – 1.4%
	Marvel Enterprises, Inc. (a)	33,520	712,971
	Leisure Equipment & Products Total		712,971
Media – 2.8%
	Lions Gate Entertainment Corp. (a)	24,180	251,714
	World Wrestling Entertainment, Inc.	9,400	101,896
	XM Satellite Radio Holdings, Inc., Class A (a)	33,950	1,090,134
	Media Total		1,443,744
	CONSUMER DISCRETIONARY TOTAL		5,159,613
ENERGY – 0.3%
Energy Equipment & Services – 0.3%
	Smith International, Inc.	2,300	135,148
	Energy Equipment & Services Total		135,148
	ENERGY TOTAL		135,148
HEALTH CARE – 1.1%
Biotechnology – 0.3%
	Rigel Pharmaceuticals, Inc. (a)	8,400	150,276
	Biotechnology Total		150,276

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 0.8%
	Salix Pharmaceuticals Ltd. (a)	22,970	402,205
	Pharmaceuticals Total		402,205
	HEALTH CARE TOTAL		552,481
INDUSTRIALS – 0.3%
Commercial Services & Supplies – 0.3%
	Huron Consulting Group, Inc. (a)	6,400	147,008
	Commercial Services & Supplies Total		147,008
	INDUSTRIALS TOTAL		147,008
INFORMATION TECHNOLOGY – 73.1%
Communications Equipment – 10.7%
	3Com Corp. (a)	92,100	337,086
	Comverse Technology, Inc. (a)	25,280	594,839
	Harris Corp.	20,300	583,422
	Motorola, Inc.	14,700	255,339
	Nokia Corp-Spon ADR	87,000	1,466,820
	QUALCOMM, Inc.	9,890	368,501
	Scientific-Atlanta, Inc.	13,590	452,547
	SiRF Technology Holdings, Inc. (a)	100,900	1,428,744
	Communications Equipment Total		5,487,298
Computers & Peripherals – 6.0%
	Apple Computer, Inc. (a)	15,390	611,137
	Dell, Inc. (a)	13,740	548,089
	EMC Corp./Mass (a)	31,000	435,860
	International Business Machines Corp.	3,300	249,315
	Komag, Inc. (a)	9,000	257,102
	NCR Corp. (a)	12,540	459,340
	SanDisk Corp. (a)	9,890	258,030
	Seagate Technology (a)	13,200	280,104
	Computers & Peripherals Total		3,098,977
Electronic Equipment & Instruments – 1.2%
	Symbol Technologies, Inc.	31,000	356,810
	Trimble Navigation Ltd. (a)	7,030	279,161
	Electronic Equipment & Instruments Total		635,971
Internet Software & Services – 6.8%
	Google, Inc., Class A (a)	4,520	1,258,368
	HouseValues, Inc. (a)	28,200	380,700
	InfoSpace, Inc. (a)	4,740	160,781
	VeriSign, Inc. (a)	18,250	590,387

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	Yahoo!, Inc. (a)	29,240	1,087,728
	Internet Software & Services Total		3,477,964
IT Services – 7.4%
	Cognizant Technology Solutions Corp., Class A (a)	28,860	1,385,280
	Computer Sciences Corp. (a)	6,300	291,753
	DST Systems, Inc. (a)	8,790	425,084
	Euronet Worldwide, Inc. (a)	8,300	232,732
	First Data Corp.	6,700	253,461
	Global Payments, Inc.	7,690	532,917
	Infocrossing, Inc. (a)	9,300	101,928
	Infosys Technologies Ltd.	7,690	556,295
	IT Services Total		3,779,450
Office Electronics – 0.2%
	Zebra Technologies Corp., Class A (a)	2,445	104,353
	Office Electronics Total		104,353
Semiconductors & Semiconductor Equipment – 25.2%
	Advanced Micro Devices, Inc. (a)	9,500	155,800
	Altera Corp. (a)	5,700	126,483
	Analog Devices, Inc.	6,800	252,144
	ATMI, Inc. (a)	9,890	277,909
	Broadcom Corp., Class A (a)	42,975	1,525,183
	Cascade Microtech, Inc. (a)	30,000	405,000
	Cypress Semiconductor Corp. (a)	19,600	253,428
	FormFactor, Inc. (a)	41,550	1,081,131
	Intel Corp.	20,590	554,489
	Lam Research Corp. (a)	13,170	404,056
	Linear Technology Corp.	5,400	202,338
	Marvell Technology Group Ltd. (a)	58,110	2,380,185
	Maxim Integrated Products, Inc.	4,500	177,300
	Microsemi Corp. (a)	16,490	340,189
	National Semiconductor Corp.	17,900	360,148
	NVIDIA Corp. (a)	47,040	1,279,017
	Samsung Electronics Co., Ltd., GDR (c)	3,520	846,560
	Silicon Image, Inc. (a)	21,740	255,228
	Silicon Laboratories, Inc. (a)	9,100	252,343
	Texas Instruments, Inc.	14,290	394,976
	Trident Microsystems, Inc. (a)	30,090	637,306
	United Microelectronics Corp. (a)	68,200	255,068

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment –(continued)
	Virage Logic Corp. (a)	47,160	520,646
	Semiconductors & Semiconductor Equipment Total		12,936,927
Software – 15.6%
	Agile Software Corp. (a)	35,900	231,555
	Amdocs Ltd.	19,790	539,278
	Business Objects SA, ADR (a)	10,990	314,973
	Check Point Software Technologies Ltd. (a)	24,180	549,128
	Citrix Systems, Inc. (a)	19,790	497,916
	Computer Associates International, Inc.	12,090	329,694
	Electronic Arts, Inc. (a)	7,090	372,509
	Embarcadero Technologies, Inc. (a)	41,000	234,110
	Macromedia, Inc. (a)	10,990	485,978
	McAfee, Inc. (a)	19,790	567,577
	Mercury Interactive Corp. (a)	14,900	672,288
	NAVTEQ (a)	20,990	800,768
	Oracle Corp. (a)	32,980	422,804
	Parametric Technology Corp. (a)	42,400	255,248
	SAP AG, ADR	13,500	556,875
	Symantec Corp. (a)	24,180	546,710
	The9 Ltd., ADR (a)	8,350	168,336
	TIBCO Software, Inc. (a)	30,500	193,370
	VERITAS Software Corp. (a)	10,990	273,321
	Software Total		8,012,438
	INFORMATION TECHNOLOGY TOTAL		37,533,378
TELECOMMUNICATION SERVICES – 10.1%
Wireless Telecommunication Services – 10.1%
	American Tower Corp., Class A (a)	44,630	805,125
	Crown Castle International Corp. (a)	52,760	938,073
	InPhonic, Inc. (a)	33,000	487,410
	Millicom International Cellular SA (a)	11,210	200,435
	Mobile TeleSystems, ADR	18,690	656,019
	SBA Communications Corp., Class A (a)	77,490	866,338
	SpectraSite, Inc. (a)	3,460	220,921
	VimpelCom, ADR (a)	19,240	712,649

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Vodafone Group PLC, ADR	11,100	279,498
	Wireless Telecommunication Services Total		5,166,468
	TELECOMMUNICATION SERVICES TOTAL		5,166,468

	Total Common Stocks (cost of $41,281,831)		48,694,096

		Par ($)
Short-Term Obligation – 5.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $2,790,000 (repurchase proceeds $2,730,220)	2,730,000	2,730,000

	Total Short-Term Obligation (cost of $2,730,000)		2,730,000

	Total Investments – 100.2% (cost of $44,011,831)(d)(e)		51,424,096

	Other Assets & Liabilities, Net – (0.2)%		(91,744)

	Net Assets – 100.0%		51,332,352

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Security pledged as collateral for written options contracts.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of this security is $846,560 representing 1.6% of net assets.

(d)	Cost for federal income tax purposes is $44,011,831.

(e)	Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$7,712,739	$(300,474)	$7,412,265

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At May 31, 2005, the Fund held the following written option contract:

	Number of
Type	Contracts	Premium	Value
Call – Netflix Com Inc.	200	$37,398	$37,398
Strike Price $12.50
Expires 06/18/05
Total Written Options	200	$37,398	$37,398

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Technology Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005